INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2015	15,059
2016	11,846
2017	6,542
2018	4,892
2019	2,636
Total	40,975
Amortization for Intangible Assets [Member]
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2015	51,397
2016	48,093
2017	42,444
2018	38,653
2019	34,636
Total	215,223
Amortization for Unfavorable Lease [Member]
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2015	(36,338)
2016	(36,247)
2017	(35,902)
2018	(33,761)
2019	(32,000)
Total	(174,248)